Stock-Based Compensation - Schedule of Fair Value of Stock Awards Granted Including Weighted Average Grant Date Fair Value (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Performance share units (PSUs)
Stock-Based Compensation
Granted (in shares)	3,740,075	0	2,133,512
Granted (in dollars per share)	$ 26.10	$ 0	$ 11.10
Restricted Stock Units (RSUs)
Stock-Based Compensation
Granted (in shares)	79,844	2,375,141	131,676
Granted (in dollars per share)	$ 22.29	$ 9.04	$ 14.10